ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

12ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2016	2017

Accrued interest expenses	67,324	21,114
Accrued debt issuance costs	—	34,194
Income tax payable (note 20)	15,265	20,122
Consideration payables for acquisitions (note 8)	25,900	159,489
Other accrued expenses	71,924	101,275
Other payables	27,537	32,430

	207,950	368,624

Other payables represent amounts due to service providers for various services received by the Company.